Financial Liabilities at Fair Value Through Profit or Loss_The Difference Between The Carrying Amount And Contractual Cash Flow Amount Of Financial Liabilities Designated At Fair Value Through Profit Or Loss(Details)
$ in Thousands, ₩ in Millions
	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 KRW (₩)
Disclosure Of Financial Liabilities Line Items [Line Items]
Carrying amount	₩ 15,326,859	[1]	$ 13,772,619		₩ 0
Financial liabilities designated at fair value through profit or loss
Disclosure Of Financial Liabilities Line Items [Line Items]
Contractual cash flow amount	12,329,525
Carrying amount	12,503,039
Difference	(173,514)
Derivative linked securities
Disclosure Of Financial Liabilities Line Items [Line Items]
Carrying amount	₩ 12,503,039

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.